Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ (16,020)	$ 14,603	$ (108)
Pool receivables from affiliates	(40,999)	16,193	38,137
Due from affiliates	9,440	17,562	18,371
Prepaid expenses	(15,507)	8,767	2,313
Accounts payable and accrued liabilities	9,778	(13,996)	(26,821)
Due to affiliates	(1,147)	(32,641)	(3,606)
Deferred revenue	(557)	(3,898)	1,718
Other	60	0	0
Change in operating assets and liabilities	$ (54,952)	$ 6,590	$ 30,004